Long-term debt (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Long Term Debt Maturities [Line Items]
2013	577	[1]
2014	528
2015	81
2016	813
2017	379
2018 and thereafter	4,522
Total debt	6,900	[2]	6,576	[2]
Capital Leases [Member]
Long Term Debt Maturities [Line Items]
2013	179	[1]
2014	208
2015	81
2016	268
2017	133
2018 and thereafter	114
Total debt	983
Debt [Member]
Long Term Debt Maturities [Line Items]
2013	398	[1]
2014	320
2015	0
2016	545
2017	246
2018 and thereafter	4,408
Total debt	5,917

[1]	Current portion of long-term debt.
[2]	See Note 17 - Financial Instruments, for the fair value of debt.